14. Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets And Liabilities Tables
Trade and other receivables
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
Trade receivables - CAMMESA	2,591,913	3,544,354
Upfront payments of associates acquisition	43	43
Receivables from associates	10,257	8,732
	2,602,213	3,553,129

Current:
Trade receivables - CAMMESA	3,625,863	1,807,721
Trade receivables - YPF SA	136,696	309,837
Recovery of insurance	21,292	16,646
Trade receivables - Large users	41,414	25,384
Receivables from associates	7,267	5,487
Receivables from other related parties	-	11
Other receivables	56,284	52,200
	3,888,816	2,217,286
Allowance for doubtful accounts - note 14.1.1.	(1,751)	(1,751)
	3,887,065	2,215,535

Trade and other receivables due
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2017	6,489,278	6,448,858	35,045	-	1,877	-	3,498
12-31-2016	5,768,664	5,043,085	725,579	-	-	-	-

Allowance for doubtful accounts
	12-31-2017				12-31-2016
Item	At beginning	Increases	Recovery	At end	At end

Allowance for doubtful accounts - Trade and other receivables	1,751	-	-	1,751	1,751
Total	1,751	-	-	1,751	1,751

Trade and other payables
	12-31-2017	12-31-2016
	ARS 000	ARS 000
Current:
Trade payables	1,006,191	652,349
Insurance payable	1,936	685
Payables to associates	9,179	2,564
	1,017,306	655,598

Other loans and borrowings
	12-31-2017	12-31-2016
	ARS 000	ARS 000
Non-current

Borrowings from Banco de Galicia y Buenos Aires S.A.	1,478,729	-

	12-31-2017	12-31-2016
	ARS 000	ARS 000
Current

Short term bank loans	233	294,692
Borrowings from Banco de Galicia y Buenos Aires S.A.	505,371	998,486
	505,604	1,293,178

Borrowings from CAMMESA
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
CAMMESA loans	1,055,558	1,284,783
Current:
CAMMESA loans	970,980	420,672
CAMMESA prepayments	782,058	627,050
	1,753,038	1,047,722

Maturity of borrowings from CAMMESA
	To due
Total	2018	2019	2020	2021	2022
ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

2,808,596	1,753,038	535,673	295,369	221,504	3,012

Changes in liabilities arising from financing activities
	01-01-2017	Payments	Non-cash transactions	Disbursements	Other	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	-	-	-	1,395,508	83,221	1,478,729
Borrowings from CAMMESA	1,284,783	-	-	403,427	(632,652)	1,055,558

Current liabilities
Other loans and borrowings	1,293,178	(1,349,934)	-	476,386	85,974	505,604
Borrowings from CAMMESA	1,047,722	-	(522,215)	-	1,227,531	1,753,038

Fair value of financial assets and liabilities
	Carrying amount		Fair value
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	6,489,278	5,768,664	6,489,278	5,768,664
Other financial assets	1,110,728	1,796,756	1,110,728	1,796,756
Cash and cash equivalents	88,633	30,008	88,633	30,008
Total	7,688,639	7,595,428	7,688,639	7,595,428

	Carrying amount		Fair value
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Other loans and borrowings	1,984,333	1,293,178	1,984,333	1,293,178
Borrowings from CAMMESA	2,808,596	2,332,505	2,808,596	2,332,505
Total	4,792,929	3,625,683	4,792,929	3,625,683

Fair value measurement hierarchy
	Fair value measurement using:
12-31-2017	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	556,138	556,138	-	-
Argentine Central Bank bills	404,570	404,570	-	-

Available-for-sale financial assets:
Mutual funds	150,020	150,020	-	-
Total financial assets measured at fair value	1,110,728	1,110,728	-	-

	Fair value measurement using:
12-31-2016	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	104,177	104,177	-	-
Corporate bonds	1,854	1,854	-	-
Available-for-sale financial assets:
Mutual funds	1,690,725	1,690,725	-	-
Total financial assets measured at fair value	1,796,756	1,796,756	-	-

Other financial assets
	12-31-2017	12-31-2016
	Book value	Book value
	ARS 000	ARS 000
Available-for-sale financial assets at fair value through other comprehensive income

Mutual funds	150,020	1,690,725
	150,020	1,690,725
Financial assets through profit or loss

Argentina Central Bank bills	404,570	-
Mutual funds	556,138	104,177
Corporate bonds	-	1,854
	960,708	106,031
	1,110,728	1,796,756

Financial assets and liabilities in foreign currency
	12-31-2017				12-31-2016
Account	Currency and amount (in thousands)		Effective exchange rate (1)	Book value	Currency and amount (in thousands)		Book value
				ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	24,648	18.5490	457,193	USD	44,490	702,495
				457,193			702,495
CURRENT ASSETS

Cash and cash equivalents	USD	4,313	18.5490	80,002	USD	1,502	23,717
	EUR	1	22.2829	22	EUR	2	33

Trade and other receivables	USD	29,541	18.5490	547,954	USD	41,410	653,871
				627,978			677,621
				1,085,171			1,380,116
NON-CURRENT LIABILITIES

Other loans and borrowings	USD	50,690	18.6490	945,326	USD	-	-
				945,326			-
CURRENT LIABILITIES

Other loans and borrowings	USD	27,099	18.6490	505,371	USD	62,837	998,486
Trade and other payables	USD	31,243	18.6490	582,651	USD	14,087	223,842
	EUR	136	22.4497	3,053	EUR	59	989
				1,091,075			1,223,317
				2,036,401			1,223,317

USD: US dollar.

EUR: Euro.

At the exchange rate prevailing as of December 31, 2017 as per Banco de la Nación Argentina.